REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,318	$ 412,769	$ 25,168	$ 1,950,602
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,584	76,120	9,816	764,548
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,734	$ 336,649	$ 15,352	$ 1,186,054